Equity, Allocations of Net Income (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended
	Oct. 05, 2012	Sep. 30, 2012		Sep. 30, 2011
Net Income Allocation
Incentive cash distribution allocation		100.00%
Net income attributable to partners		$ 40,219	[1]	$ 23,022
General partner's IDRs		644		0
Net income available to partners		39,575		23,022
General partner's ownership interest	1.80%	2.00%		2.00%
General partner's allocated interest in net income		792		460
General partner's IDRs		644		0
Total general partner's interest in net income		$ 1,436	[1]	$ 460

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.